Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Acuitas Small Cap Active ETF (the “Fund”)
Listed on The Nasdaq Stock Market LLC:AIMS
A Series of Series Portfolios Trust
July 10, 2026
Supplement to the Prospectus dated January 28, 2026

Diamond Hill Investment Group, Inc. (“Diamond Hill Group”), the parent company of Diamond Hill Capital Management, LLC (formerly, Diamond Hill Capital Management, Inc.) (“Diamond Hill”), a Model Portfolio Provider for the Fund, recently announced that it had entered into a definitive agreement with First Eagle Investment Management, LLC (“First Eagle”) under which First Eagle acquired all outstanding shares of Diamond Hill Group. The acquisition caused Diamond Hill Group and Diamond Hill to undergo a change of control, which occurred on April 22, 2026 (the “Transaction”), resulting in the automatic termination of the current investment subadvisory agreement between Diamond Hill and the Fund’s investment adviser, Acuitas Investments, LLC (“Acuitas”).

In connection with the change in control of Diamond Hill, at a meeting of the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”) held on April 29-30, 2026 (the “April 2026 Meeting”), the Board approved a new investment subadvisory agreement between Diamond Hill and Acuitas, effective April 30, 2026. There have been no changes to the Fund’s portfolio managers, investment objective, or principal investment strategies and risks in connection with the Transaction.

In addition, Pacific Ridge Capital Partners, LLC (“Pacific Ridge”), a Model Portfolio Provider for the Fund, announced that it entered into an agreement under which Mark Cooper – founder and President of Pacific Ridge – sold a 40% ownership interest of Pacific Ridge back to Pacific Ridge (the “Transfer”). Mark Cooper retained an 11% (non-controlling) ownership interest in Pacific Ridge, and he serves as Chairman of Pacific Ridge. The 40% interest purchased by Pacific Ridge has been reallocated to the other partners at Pacific Ridge on a pro-rata basis. As a result of the Transfer, Dominic R. Marshall was elevated to President and Chief Investment Officer at Pacific Ridge (formerly Chief Investment Officer & Senior Portfolio Manager). Additionally, Mr. Marshall’s ownership interest in Pacific Ridge has increased from 16% (non-controlling) to 31% (controlling). As a result, the Transfer resulted in a change of control for Pacific Ridge and necessitated a rehiring of Pacific Ridge as a Model Portfolio Provider for the Fund.

Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084
In connection with the change in control of Pacific Ridge, at the April 2026 Meeting, the Board approved a new investment subadvisory agreement between Pacific Ridge and Acuitas, effective April 30, 2026. There have been no changes to the Fund’s portfolio managers, investment objective, or principal investment strategies and risks in connection with the Transfer.

Pursuant to an exemptive order from the U.S. Securities and Exchange Commission, Acuitas, subject to Board approval, is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers and Model Portfolio Providers for the Fund without obtaining approval of Fund shareholders. Shareholders of the Fund will receive Information Statements, as required under the exemptive order, with more detailed information about Diamond Hill and the Transaction and about Pacific Ridge and the Transfer.

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Please retain this supplement for your reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Acuitas Small Cap Active ETF (the “Fund”)
Listed on The Nasdaq Stock Market LLC:AIMS
A Series of Series Portfolios Trust
July 10, 2026
Supplement to the Statement of Additional Information (“SAI”) dated January 28, 2026

Diamond Hill Investment Group, Inc. (“Diamond Hill Group”), the parent company of Diamond Hill Capital Management, LLC (formerly, Diamond Hill Capital Management, Inc.) (“Diamond Hill”), a Model Portfolio Provider for the Fund, recently announced that it had entered into a definitive agreement with First Eagle Investment Management, LLC (“First Eagle”) under which First Eagle acquired all outstanding shares of Diamond Hill Group. The acquisition caused Diamond Hill Group and Diamond Hill to undergo a change of control, which occurred on April 22, 2026 (the “Transaction”), resulting in the automatic termination of the current investment subadvisory agreement between Diamond Hill and the Fund’s investment adviser, Acuitas Investments, LLC (“Acuitas”).

In connection with the change in control of Diamond Hill, at a meeting of the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”) held on April 29-30, 2026 (the “April 2026 Meeting”), the Board approved a new investment subadvisory agreement between Diamond Hill and Acuitas, effective April 30, 2026. There have been no changes to the Fund’s portfolio managers, investment objective, or principal investment strategies and risks in connection with the Transaction.

In addition, Pacific Ridge Capital Partners, LLC (“Pacific Ridge”), a Model Portfolio Provider for the Fund, announced that it entered into an agreement under which Mark Cooper – founder and President of Pacific Ridge – sold a 40% ownership interest of Pacific Ridge back to Pacific Ridge (the “Transfer”). Mark Cooper retained an 11% (non-controlling) ownership interest in Pacific Ridge, and he serves as Chairman of Pacific Ridge. The 40% interest purchased by Pacific Ridge has been reallocated to the other partners at Pacific Ridge on a pro-rata basis. As a result of the Transfer, Dominic R. Marshall was elevated to President and Chief Investment Officer at Pacific Ridge (formerly Chief Investment Officer & Senior Portfolio Manager). Additionally, Mr. Marshall’s ownership interest in Pacific Ridge has increased from 16% (non-controlling) to 31% (controlling). As a result, the Transfer resulted in a change of control for Pacific Ridge and necessitated a rehiring of Pacific Ridge as a Model Portfolio Provider for the Fund.

Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084
In connection with the change in control of Pacific Ridge, at the April 2026 Meeting, the Board approved a new investment subadvisory agreement between Pacific Ridge and Acuitas, effective April 30, 2026. There have been no changes to the Fund’s portfolio managers, investment objective, or principal investment strategies and risks in connection with the Transfer.

Pursuant to an exemptive order from the U.S. Securities and Exchange Commission, Acuitas, subject to Board approval, is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers and Model Portfolio Providers for the Fund without obtaining approval of Fund shareholders. Shareholders of the Fund will receive Information Statements, as required under the exemptive order, with more detailed information about Diamond Hill and the Transaction and about Pacific Ridge and the Transfer.

In connection with the Board’s approval of the new investment subadvisory agreements, the SAI is hereby supplemented as described below.

The sub-section titled “Model Portfolio Providers” within the section entitled “The Fund’s Investment Adviser, Subadvisers and Model Portfolio Providers” beginning on page 27 of the SAI is hereby deleted in its entirety and replacing it with the following:

Model Portfolio Providers

Copeland Capital Management, LLC (“Copeland”), Diamond Hill Capital Management, LLC (“Diamond Hill”), Next Century Growth Investors, LLC (“Next Century”), Pacific Ridge Capital Partners, LLC (“PRCP”), Ranger Investment Management, LP (“RIM”) and Riverwater Partners, LLC (“Riverwater Partners”) are the “Model Portfolio Providers.” It is the Adviser’s responsibility to select Model Portfolio Providers for the Fund that have distinguished themselves in their areas of expertise in asset management and to review each Model Portfolio Provider’s performance. The following table lists information about the control persons of each Model Portfolio Provider. Each listed person or entity is a control person through their ownership interest in the respective Model Portfolio Provider.

Model Portfolio Provider	Controlling Persons/Entities
Copeland	Eric Brown, Mark Giovanniello, Edward Rorer, Charles Barrett and Steven Adams
Diamond Hill	First Eagle Investment Management, LLC
Next Century	Tom Press
PRCP	Dominic R. Marshall
RIM	Conrad Doenges, Andrew Hill, Joseph LaBate and Brown McCullough
Riverwater Partners	Adam Peck and Laura Peck

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Please retain this supplement for your reference.
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